Loss Per Share (Details) - Schedule of Loss Per Share - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)		$ (73,492,431)	$ (37,215,483)	$ (5,667,417)
Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company (in Dollars)		$ (73,492,431)	$ (37,215,483)	$ (5,667,417)
Basic Loss Per Share Denominator
Original shares:		5,899,893	3,408,646	2,591,299
Additions from actual events:
Issuance of common stock, weighted		10,915,573	1,115,699	121,229
Basic weighted average shares outstanding		16,815,466	4,524,345	2,712,528
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding		16,815,466	4,524,345	2,712,528
- Exercise of investor warrants*
Diluted Weighted Average Shares Outstanding:	[1]	16,815,466	4,524,345	2,712,528
Loss Per Share**
Basic (in Dollars per share)	[2]	$ (43.7)	$ (82.3)	$ (20.9)
Diluted (in Dollars per share)	[2]	$ (43.7)	$ (82.3)	$ (20.9)
Weighted Average Shares Outstanding**
Basic	[2]	1,681,547	452,345	271,253
Diluted	[2]	1,681,547	452,345	271,253

[1]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss during the periods presented.
[2]	The Company took a 1:10 reverse stock split on April 26, 2023, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.